18. Authorizations payable (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Authorizations Payable [Abstract]
Renewal of authorizations	[1]	R$ 188,498	R$ 199,363
Updated ANATEL liability	[2]	146,949	126,974
Authorizations payable		335,447	326,337
Current portion		(102,507)	(88,614)
Non-current portion		R$ 232,940	R$ 237,723

[1]	To provide the SMP, the Company obtained authorizations of the right to use radio frequency for a fixed term, renewable for another 15 (fifteen) years. In the option for the extension of the right of this use, it is due the payment of the amount of 2% on the net revenue of the region covered by the authorization that ends each biennium. On December 31, 2020, the Company had balances falling due related to renovation of authorizations in the amount of R$ 188,498 (R$ 199,363 on December 31, 2019).
[2]	On December 5, 2014, the company signed the authorization term of the 700 MHz band and paid the equivalent of R$ 1,678 million, recording the remaining balance in the amount of R$ 61 million as commercial liability, according to the payment method provided for in the notice.